Investments in Joint Venture - Schedule of Disclosure of Information on Associates and Joint Ventures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	$ 1,139
Share of profit	2	$ 4
Ending balance	1,116	1,139
NuevaUnión
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	1,139	1,060
Contributions	2	4
Changes in foreign exchange rates	(27)	73
Share of profit	2	4
Other		(2)
Ending balance	$ 1,116	$ 1,139